Fees Summary	Jul. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,520,999,990
Previously Paid Amount	0
Total Fee Amount	385,965.1
Total Offset Amount	0
Net Fee	385,965.1
Narrative - Max Aggregate Offering Price	$ 2,520,999,990
Final Prospectus	true